Annual Total Returns [BarChart] - Western Asset Management Government Income Portfolio - Class B	Apr. 30, 2021
Bar Chart Table:
Annual Return 2012	3.15%
Annual Return 2013	(4.52%)
Annual Return 2014	7.56%
Annual Return 2015	0.43%
Annual Return 2016	1.32%
Annual Return 2017	2.60%
Annual Return 2018	(0.06%)
Annual Return 2019	7.49%
Annual Return 2020	7.68%